Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2060 Fund	Sep. 08, 2023
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Past 5 years	5.29%
Since Inception	6.51%	[1]
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.64%)
Past 5 years	4.44%
Since Inception	5.70%	[1]
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.54%)
Past 5 years	3.97%
Since Inception	4.99%	[1]
Fidelity Freedom Index 2060 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.20%)
Since Inception	6.47%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.34%
F1067
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.38%
Since Inception	6.61%

[1]	AFrom June 24, 2015.
[2]	BFrom June 24, 2020.